REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
First Federal Of Hazard [Member]
Tier 1 core capital, Actual Amount	$ 15,165	$ 20,764
Tier 1 core capital, Actual Ratio	17.70%	21.20%
Tier 1 core capital, For capital adequacy purposes Amount	3,427	3,926
Tier 1 core capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	4,283	4,908
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%
Total risk-based capital, Actual Amount	15,689	21,185
Total risk-based capital, Actual Ratio	37.50%	42.20%
Total risk-based capital, For capital adequacy purposes Amount	3,351	4,013
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	4,189	5,016
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	15,165	20,764
Tier 1 risk-based capital, Actual Ratio	36.20%	41.40%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	2,514	3,010
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	6.00%	6.00%
First Federal Of Frankfort [Member]
Tier 1 core capital, Actual Amount	31,795	19,543
Tier 1 core capital, Actual Ratio	13.70%	15.90%
Tier 1 core capital, For capital adequacy purposes Amount	9,880	5,511
Tier 1 core capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	12,350	6,889
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%
Total risk-based capital, Actual Amount	32,543	19,997
Total risk-based capital, Actual Ratio	25.10%	28.70%
Total risk-based capital, For capital adequacy purposes Amount	10,368	5,566
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	12,960	6,958
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	31,795	19,543
Tier 1 risk-based capital, Actual Ratio	24.50%	28.10%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 7,776	$ 4,175
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	6.00%	6.00%